Capitalised finance leases (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Capitalised Finance Leases [Abstract]
Summary of capitalised finance leases

		2018	2017
	Note	US$m	US$m
Present value of minimum lease payments
Total minimum lease payments		45	57
Effect of discounting		(1)	(4)
Total	22	44	53

Payments under capitalised finance leases
Due within 1 year		5	4
Between 1 and 3 years		10	14
Between 3 and 5 years		18	28
More than 5 years		12	11
Total		45	57